Amounts Due from Related Party, Net - Schedule of Related Party of Allowance for Expected Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Schedule of Related Party of Allowance for Expected Credit Losses [Abstract]
Balance at beginning of the period/year	$ 37
Provision for expected credit losses		37
Exchange difference	1
Balance at end of the period/year	$ 38	$ 37